Consolidated Balance Sheets Parenthetical - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014
Allowance for Doubtful Accounts	$ 8,176	$ 7,313
Preferred stock par value, per share	$ 0.001	$ 0.001
Preferred stock authorized for issuance, shares	40,000,000	40,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock issued, shares	7,670,216	975,594
Common Class A
Common stock par value, per share	$ 0.001	$ 0.001
Common stock authorized for issuance, shares	1,000,000,000	1,000,000,000
Common stock issued, shares	100,015,546	95,708,401
Common Stock, Shares, Outstanding	92,345,330	94,732,807
Common Class B
Common stock par value, per share	$ 0.001	$ 0.001
Common stock authorized for issuance, shares	1,000,000,000	200,000,000
Common stock issued, shares	5,605	2,438,083
Common Stock, Shares, Outstanding	5,605	2,438,083